Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Sales of goods – a point in time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 17,186,677	$ 13,971,743	$ 13,471,471